Offerings	Feb. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Senior Notes due 2031
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 398,632,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,051.08
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-293234) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Senior Notes due 2036
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 396,152,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 54,708.59
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 2031 Notes
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 2036 Notes
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1.